Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pre-tax
Unrealized net holding gains arising during the period, net of related offsets	$ (89,152)	$ 15,344	$ 13,084
Less: reclassification adjustment of realized capital gains and losses	12,710	(22,431)	32,308
Unrealized net capital gains and losses	(101,862)	37,775	(19,224)
Unrealized foreign currency translation adjustments	3,706	1,751	(1,803)
Other comprehensive (loss) income	(98,156)	39,526	(21,027)
Tax
Unrealized net holding gains arising during the period, net of related offsets	31,203	(5,370)	(4,580)
Less: reclassification adjustment of realized capital gains and losses	(4,449)	7,851	(11,308)
Unrealized net capital gains and losses	35,652	(13,221)	6,728
Unrealized foreign currency translation adjustments	(1,297)	(613)	631
Other comprehensive (loss) income	34,355	(13,834)	7,359
After-tax
Unrealized net holding gains arising during the period, net of related offsets	(57,949)	9,974	8,504
Less: reclassification adjustment of realized capital gains and losses	8,261	(14,580)	21,000
Unrealized net capital gains and losses	(66,210)	24,554	(12,496)
Unrealized foreign currency translation adjustments	2,409	1,138	(1,172)
Other comprehensive (loss) income	$ (63,801)	$ 25,692	$ (13,668)